INCOME TAXES - Summary of tax credit carryforwards (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Tax Credit Carryforward [Line Items]
Tax net operating loss carryforwards	$ 63,937
Federal research and development
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 5,601,000
Tax credit carryforwards, expiration year	2040 years
Connecticut research and development
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 1,969,000
Connecticut other
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 58,000
Tax credit carryforwards, expiration year	2025 years
Federal (pre-2018 NOLs) Expire Through 2037
Tax Credit Carryforward [Line Items]
Tax net operating loss carryforwards	$ 65,494,000
Net operating loss carryforwards, expiration year	2037
Federal (post-2017 NOLs)
Tax Credit Carryforward [Line Items]
Tax net operating loss carryforwards	$ 92,737,000
Connecticut expire through 2040
Tax Credit Carryforward [Line Items]
Tax net operating loss carryforwards	$ 157,980,000
Net operating loss carryforwards, expiration year	2040